Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands, Barrels in Millions	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2022 MXN ($) Barrels	Mar. 31, 2022 Exchange_Rate	Sep. 30, 2021 MXN ($) Barrels	Mar. 31, 2021 Exchange_Rate	Sep. 30, 2022 MXN ($) Barrels Exchange_Rate Agreement	Sep. 30, 2021 MXN ($) Agreement Barrels Exchange_Rate	Dec. 31, 2021 MXN ($) Exchange_Rate	Dec. 31, 2020 Exchange_Rate
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment/ (Impairment), net	$ (7,254,264)		$ 6,050,004		$ 56,873,846	$ 38,242,464
Lower exchange rate gain					3,697,480
Effect of exchange rate changes on cash and cash equivalents					$ (3,856,513)	6,627,952
Increase in raw material costs, percentage					0.2083
Increase in the discount rate of cash generating units, percentage					0.1481
Reversal of impairment					$ 274,517,820	$ 143,179,778
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate					20.3058	20.3060	20.5835	19.9487
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment/ (Impairment), net					$ 11,959,635	$ 37,635,674
Positive effect from decrease in production					89,496,928	80,075,374
Negative effect from decrease in prices					64,347,041	949,106
Positive effect due to increase decrease in exchange rate amount							$ 1,970,149
Decrease in production volume					129,998,145
Effect of exchange rate changes on cash and cash equivalents						7,676,061
Negative tax effect due to higher income					$ 10,158,858
Percentage of increase in discount rate					7.21%		6.89%
Reversal of impairment					$ 1,205,870,906	1,238,150,113
Positive effect due to decrease in discount rate						3,382,991
Negative effect from decrease in production volume						44,788,913
Higher expected cost on disposal of abandoned fixed assets						$ 7,760,733
Useful life (in years)					25 years
Production forecast | Barrels	6,703		6,141		6,703	6,141
Pemex Exploration and Production | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate						6.23%
Pemex Exploration and Production | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate						5.90%
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment/ (Impairment), net					$ 43,088,866	$ 278,616
Foreign exchange rate | Exchange_Rate		20.5835		19.9487	20.3058	20.3060
Percentage of decrease in discount rate					26.00%
Reversal of impairment					$ 43,088,866	$ 278,616
Reversal of impairment loss recognised in profit or loss, property, plant and equipment					$ 43,088,866	$ 278,616
Pemex Industrial Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate					20.3058	20.3060
Percentage of decrease in discount rate					4.75%
Pemex Industrial Transformation | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate					20.3058	20.3060
Percentage of decrease in discount rate					1.40%
Increase in products, percentage						0.0090
Pemex Industrial Transformation | Refined Products
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of decrease in discount rate						1.49%
Pemex Industrial Transformation | Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Exchange_Rate					20.3058	20.3060
Percentage of decrease in discount rate						1.19%
Pemex Industrial Transformation | Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Agreement					20.3058	20.3060
Increase in products, percentage						0.0054
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment/ (Impairment), net					$ 1,542,908	$ 328,174